Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.02	$ 0.02
Common shares authorized	50,000,000	50,000,000
Common shares issued	10,323,268	10,323,268
Common shares outstanding	10,323,268	10,323,268